CONSOLDATED STATEMENTS OF CASH FLOWS - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	£ (7,656)	£ (5,460)	£ (22,189)
Adjustments for:
Depreciation of property, plant and equipment	174	213	1,089
Depreciation of right of use asset	166	190	118
Amortisation of intangible fixed assets	3		10
Loss/(Profit) on disposal of fixed assets	14	(39)	(226)
Impairment of intangible assets			12,369
Impairment of loan	207
Finance income	(497)	(936)	(1)
Finance expense	53	44	431
Share-based payment charge/(credit)	123	89	(404)
Taxation	(832)	(646)	(1,281)
Foreign exchange (gains)/losses	(1)	(3)	387
Cash flows from operating activities before changes in working capital	(8,246)	(6,548)	(9,697)
Decrease/(Increase) in trade and other receivables	7	(487)	493
Increase/(Decrease) in trade and other payables	356	(130)	(2,004)
Increase/(Decrease) in provisions	(157)		(47)
Cash used in operations	(7,726)	(7,165)	(11,255)
Taxes received	678	1,157	1,954
Net cash used in operating activities	(7,048)	(6,008)	(9,301)
Investing activities
Purchases of property, plant and equipment	(62)	(320)	(209)
Proceeds from disposal of fixed assets	20	42	143
Long term deposit for guarantee for Government loan			2,639
Loan granted	(207)
Interest received	29		1
Net cash (used in)/generated from investing activities	(220)	(278)	2,574
Financing activities
Interest paid	(18)	(15)	(34)
Receipts from sub-lessee on onerous lease			45
Amounts paid on lease liabilities	(178)	(112)	(258)
Repayment of Government grants on closure of Spanish operation			(229)
(Repayment)/Proceeds from Government loan		(103)	(6,182)
Share issues including warrants, net of costs	243	9,035	9,742
Net cash generated from financing activities	47	8,805	3,084
Net increase/(decrease) in cash and cash equivalents	(7,221)	2,519	(3,643)
Cash and cash equivalents at beginning of year	10,057	7,546	10,928
Exchange (losses)/gains on cash and cash equivalents		(8)	261
Cash and cash equivalents at end of year	£ 2,836	£ 10,057	£ 7,546